Employee Benefits - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Jul. 14, 2010	Dec. 31, 2012	Dec. 31, 2011
Employee Benefits Disclosure [Line Items]
Deferred compensation amount		$ 3,707,402	$ 3,295,827
Compensation expense		67,931
Purchase of shares for ESOP	41,614
Price paid per share	$ 10
Common stock acquired by the ESOP	416,140
ESOP compensation expense		58,564	45,121
Allocated shares		49,668	52,815
Fair value of allocated shares held by the ESOP		861,740
Fair value of shares subject to repurchase obligation		924,616
Deferred Compensation Plan
Employee Benefits Disclosure [Line Items]
Deferred compensation amount		2,329,859	2,288,283
Compensation expense		135,730	153,145
Deferred compensation agreements
Employee Benefits Disclosure [Line Items]
Deferred compensation amount		1,377,543	1,007,544
Compensation expense		398,899	199,662
Plan 401 (k)
Employee Benefits Disclosure [Line Items]
Contribution by employer		$ 213,983	$ 182,833
Plan 401 (k) | Minimum
Employee Benefits Disclosure [Line Items]
Annual interest rate		2.00%	2.50%
Plan 401 (k) | Maximum
Employee Benefits Disclosure [Line Items]
Annual interest rate		2.50%	2.75%